Note 13 - Supplemental Cash Flow Information Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Supplemental disclosure of non-cash activities is as follows (in millions):

	Years Ended December 31,
	2015	2014	2013
Assets received for deposit paid in prior period	$—	$—	$40
Capital expenditures included in accounts payable at period end	32	62	12
Capital leases and other	—	4	5
Predecessors’ net liabilities not assumed by Tesoro Logistics LP	3	1	15
Receivable from affiliate for capital expenditures	6	3	1